LONG-TERM INVESTMENTS, NET - Additional Information (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2024 CNY (¥)
LONG-TERM INVESTMENTS, NET
Interest income from its long-term held-to-maturity debt investments	¥ 11.2
Minimum
LONG-TERM INVESTMENTS, NET
Long-term held-to-maturity debt investments due period	1 year
Maximum
LONG-TERM INVESTMENTS, NET
Long-term held-to-maturity debt investments due period	2 years